08.31 Fidelity Enhanced Index Funds Combo PRO-07 | Fidelity® Large Cap Growth Enhanced Index Fund
Fund Summary Fund: Fidelity® Large Cap Growth Enhanced Index Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Large Cap Growth Enhanced Index Fund}	08.31 Fidelity Enhanced Index Funds Combo PRO-07 Fidelity® Large Cap Growth Enhanced Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Large Cap Growth Enhanced Index Fund}	08.31 Fidelity Enhanced Index Funds Combo PRO-07 Fidelity® Large Cap Growth Enhanced Index Fund Fidelity Large Cap Growth Enhanced Index Fund-Default
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%	[1]
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Large Cap Growth Enhanced Index Fund}	08.31 Fidelity Enhanced Index Funds Combo PRO-07 Fidelity® Large Cap Growth Enhanced Index Fund Fidelity Large Cap Growth Enhanced Index Fund-Default USD ($)
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 110% (annualized) of the average value of its portfolio.

Principal Investment Strategies
  Normally investing (directly or through a master portfolio) at least 80% of assets in common stocks included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. The fund currently invests directly in securities.
  Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000® Growth Index.
  Investing in domestic and foreign issuers.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.42%	June 30, 2009
Lowest Quarter Return	-21.35%	December 31, 2008
Year-to-Date Return	16.90%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Large Cap Growth Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-07 - Fidelity® Large Cap Growth Enhanced Index Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Large Cap Growth Enhanced Index Fund-Default				Apr. 19, 2007
Fidelity Large Cap Growth Enhanced Index Fund-Default | Return Before Taxes	8.21%	14.29%	7.63%
Fidelity Large Cap Growth Enhanced Index Fund-Default | After Taxes on Distributions	7.96%	13.08%	6.95%	Apr. 19, 2007
Fidelity Large Cap Growth Enhanced Index Fund-Default | After Taxes on Distributions and Sales	4.86%	11.26%	6.06%	Apr. 19, 2007
Russell 1000® Growth Index(reflects no deduction for fees, expenses, or taxes)	7.08%	14.50%	8.04%
[1]	From April 19, 2007